4. INVENTORIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory	$ 269,680	$ 312,937
Produce, meats and other food products
Inventory	104,536	148,330
Liquor and beverages
Inventory	128,359	89,549
Redemption toys
Inventory	$ 36,785	$ 75,058